Summary of material accounting policies - Material accounting policies	12 Months Ended
Dec. 31, 2024
Disclosure Of Material Accounting Policy Information [Line Items]
Material accounting policies

Note 1

Summary of material accounting policies (continued)
a) Material accounting policies
This Note describes

the material accounting

policies applied in

the preparation

of the consolidated

financial statements
(the

Financial Statements)

of

UBS Group

AG and

its

subsidiaries

(UBS

or the

Group).

On 6 March

2025,

the

Financial
Statements were authorized for issue by the

UBS Group AG Board of Directors

(the BoD).

Basis of accounting
The

Financial

Statements

have

been

prepared

in

accordance

with

IFRS

Accounting

Standards,

as

issued

by

the
International Accounting Standards Board (the IASB),

and are presented in US dollars.
Disclosures marked as audited in the “Risk, capital, liquidity and funding, and balance sheet” section of this report form
an integral part of the Financial Statements. These disclosures relate to requirements under IFRS 7, Financial Instruments:
Disclosures
, and IAS 1,
Presentation of Financial Statements
, and are not repeated in this section.

The

accounting

policies

described

in

this

Note

have

been

applied

consistently

in

all

years

presented

unless

otherwise
stated in Note 1b.

Critical accounting estimates and judgments
Preparation of these Financial Statements under

IFRS Accounting Standards requires management to apply

judgment and make estimates and assumptions that
affect reported amounts of assets, liabilities,

income and expenses, and disclosure

of contingent assets and liabilities,

and may involve significant uncertainty

at the
time they are

made. Such estimates

and assumptions are

based on the best

available information. UBS regularly

reassesses such estimates and

assumptions, which
encompass historical

experience, expectations

of the

future and

other pertinent

factors, to

determine their

continuing relevance

based on

current conditions,
updating them as necessary. Changes in those

estimates and assumptions may have a significant effect on

the Financial Statements. Furthermore, actual results
may differ significantly from UBS’s estimates, which could result in significant losses to the Group, beyond what was anticipated or provided for.

The following

areas contain

estimation uncertainty

or require

critical judgment

and have

a significant

effect on

amounts recognized

in the

Financial
Statements:
–
provisional amounts of identifiable assets

acquired and liabilities assumed with

the acquisition of the Credit Suisse

Group (refer to item 1 in this Note

and
to Note 2);
–
expected credit loss measurement (refer to item 2g in this Note and to Note 20);
–
fair value measurement (refer to item 2f in this Note

and to Note 21);
–
income taxes (refer to item 6 in this Note and to Note

9);
–
provisions and contingent liabilities (refer to item 10 in this

Note and to Note 18);
–
post-employment benefit plans (refer to item 5 in

this Note and to Note 26);
–
goodwill (refer to item 9 in this Note and to Note

13); and
–
consolidation of structured entities (refer to item 1 in this Note and to Note 28).

1) Consolidation and business combinations
Consolidation
The Financial

Statements include

the financial

statements of

the parent

company (UBS

Group AG) and

its subsidiaries,
presented as a

single economic entity; intercompany

transactions and balances

have been eliminated.

UBS consolidates
all entities that

it controls,

including structured

entities (SEs),

which is the

case when

it has:

(i) power over

the relevant
activities of the

entity;

(ii) exposure to

the entity‘s variable

returns;

and (iii) the ability

to use its

power to affect

its own
returns.
Consideration is given to all facts and circumstances to determine whether the Group has power over another entity, i.e.
the current ability to direct the relevant activities of an entity when decisions about those activities need to be made.

Subsidiaries,

including

SEs,

are

consolidated

from the

date

when

control

is gained

and deconsolidated

from

the

date
when control ceases. Control, or the lack thereof, is reassessed if facts and circumstances indicate that there is a change
to one or more elements required to establish that control

is present.
›
Refer to Note 28 for more information
Critical accounting estimates and judgments

Each individual entity is assessed for consolidation in line with the aforementioned consolidation principles. The assessment of control can be complex and
requires

the use of significant judgment,

in particular in determining

whether UBS has power over the

entity. As the nature and extent of UBS’s involvement
is unique

for each

entity,

there is

no uniform

consolidation outcome

by entity.

When carrying

out the

consolidation assessment,

judgment is

exercised
considering all the relevant facts and circumstances, including the nature and activities of the investee, as

well as the substance of voting and similar

rights.

›
Refer to Note 28 for more information

Business combinations
Business combinations are accounted

for using the acquisition method,

as prescribed by IFRS

3,
Business Combinations
.
Under this method, any excess of the acquisition-date amounts of the identifiable net assets acquired over the fair value
of the consideration

transferred results

in negative

goodwill that

is recognized

in the income

statement on

the date

of
the acquisition, with transaction costs expensed as

incurred. Provisional amounts of identifiable assets acquired, liabilities assumed

and

purchase

consideration

determined

as

of

the

acquisition

date

may

be

subject

to

adjustments

within

a
maximum of one year from the acquisition date (referred

to in this report as measurement period adjustments).
The amount of non-controlling

interests, if any,

is measured at

the non-controlling interest’s

proportionate share of

the
acquiree’s identifiable net assets.
Critical accounting estimates and judgments

When complete information about all relevant facts and circumstances of the acquisition date is not practically available to UBS at the time when the initial acquisition accounting

was applied

in the

period of

acquisition, the

amounts that

form part

of the

business combination

accounting are considered

provisional
and subject to further measurement

period adjustments if new

information about facts and circumstances

existing on the date of the

acquisition is obtained
within one year from the acquisition date. In addition, the use of valuation techniques,

modeling assumptions and estimates of unobservable

market inputs
in

determining fair

values require

significant judgment

and could

affect

the provisional

amounts of

identifiable assets

acquired,

liabilities assumed

and
purchase consideration, thereby affecting the resulting goodwill / negative goodwill arising from the business combination.

›
Refer to Note 2 for more information relating to

the acquisition of the Credit Suisse Group
2) Financial instruments
a. Recognition
UBS generally recognizes financial instruments when

it becomes a party to contractual provisions of an instrument.
However,

UBS

does

not recognize

assets

received

in

transfers

that

do

not

qualify

for

derecognition

by

the

transferor
(applying

derecognition

principles

under

IFRS

Accounting

Standards

as

described

in

item 2e

below).

UBS

applies
settlement date accounting to all standard purchases

and sales of non-derivative financial instruments.

UBS may act in a

fiduciary capacity, which results in it holding or

placing assets on behalf of individuals, trusts, retirement
benefit plans

and other

institutions. Unless

these items

meet the

definition of

an asset

and the

recognition criteria

are
satisfied,

they

are

not

recognized

on

UBS’s

balance

sheet

and

the

related

income

is

excluded

from

the

Financial
Statements.

Client cash balances associated with derivatives clearing

and execution services are not recognized on the

balance sheet
if,

through

contractual

agreement,

regulation

or

practice,

UBS

neither

obtains

benefits

from

nor

controls

such

cash
balances.
b. Classification, measurement and presentation
Financial assets

Where the contractual

terms of a debt

instrument result in cash

flows that are

solely payments of principal and

interest
(SPPI) on

the principal

amount outstanding,

the debt

instrument is

classified as

measured at

amortized cost

if it is

held
within a business model that has an objective of holding financial assets to collect contractual cash flows, or at fair value through other comprehensive income (FVOCI) if it

is held within a

business model that has an

objective of both collecting
contractual cash flows and selling financial assets.

All other

financial

assets

are measured

at fair

value

through

profit or

loss (FVTPL),

including those

held for

trading

or
those managed on a fair value basis, except for derivatives designated in certain hedge accounting relationships

(refer to
item 2j in this Note for more information).

Business model assessment and contractual cash flow characteristics

UBS determines

the nature

of a

business

model

by considering

the way

portfolios

of financial

assets

are

managed

to
achieve a particular business objective at the time an asset is recognized.

In assessing whether contractual cash flows are SPPI, the Group considers whether the contractual terms of the financial asset

contain

a

term

that

could

change

the

timing

or

amount

of

contractual

cash

flows

arising

over

the

life

of

the
instrument. This assessment includes contractual

cash flows that may vary

due to environmental, social and governance
(ESG) triggers.

Financial liabilities

Financial liabilities measured at amortized cost

Debt issued

measured

at

amortized

cost

includes

contingent

capital

instruments

issued

prior

to

November

2023 that
contain

contractual

provisions

under

which

the

principal

amounts

would

be

written

down

upon

either

a

specified
common equity tier 1

(CET1) ratio breach or

a determination by

the Swiss Financial Market

Supervisory Authority (FINMA)
that a viability

event has occurred.

Such contractual

provisions are

not derivatives, as

the underlying

is deemed to

be a
non-financial

variable

specific

to a

party

to the

contract.

Issuances

after

November

2023 include

a

contractual

equity
conversion feature

with the same

triggers, i.e. a

CET1 ratio breach

or FINMA viability

event. When the

debt is issued

in
US dollars, these conversion features are classified as equity and are accounted for in
Share premium

separately from the
amortized cost debt host.

When the legal bail-in mechanism for write-down

or conversion into equity does not form part

of the contractual terms
of issued debt instruments, it does not affect the accounting classification of these instruments as debt or equity.
If a debt were to be written down or converted into equity in a future period, it would be partially or fully derecognized, with

the

difference

between

its

carrying

amount

and

the

fair

value

of

any

equity

issued

recognized

in

the

income
statement,

with the conversion features classified as equity always remaining in
Equity attributable to shareholders
.

Financial liabilities measured at fair value through profit or loss

UBS designates certain issued debt instruments as financial liabilities at fair value through profit or loss, on the basis that such financial instruments

include embedded

derivatives that

are not

closely related

and which significantly

impact the
cash flows of the instrument and

/ or are managed on a

fair value basis (refer to

the table below for more information).
Financial instruments

including embedded

derivatives arise

predominantly from

the issuance

of certain

structured debt
instruments.

Measurement and presentation

On initial recognition, financial instruments are measured at fair value adjusted for directly attributable transaction costs, unless the instrument is classified at FVTPL, in which case transaction costs are excluded.
After initial recognition, UBS classifies, measures and presents its financial assets and liabilities in accordance with IFRS 9, as described in the table below.

Classification, measurement and presentation

of financial assets

Financial assets classification Significant items included Measurement and presentation
Measured at

amortized cost
This classification includes:
– cash and balances at central banks;
– amounts due from banks;
– receivables from securities financing transactions;
– cash collateral receivables on derivative instruments;
– residential and commercial mortgages;
– corporate loans;
– secured loans, including Lombard loans, and
unsecured loans;

and
–
debt securities held as high-quality liquid

assets
(HQLA).

Measured at amortized cost using the effective interest
method less allowances for expected credit losses

(ECL)
(refer to items 2d and 2g in this Note for more information).
The following items are recognized in the income
statement:
– interest income, which is accounted for in accordance
with item 2d in this Note;
– ECL and reversals; and
– foreign exchange (FX) translation gains and losses.
When a financial asset at amortized cost is derecognized,
the gain or loss is recognized in the income statement.
For amounts arising from settlement of certain derivatives,
see below in this table.

Measured at
FVOCI

Debt
instruments
measured at
FVOCI
This classification primarily includes debt securities
held as HQLA.
Measured at fair value,

with unrealized gains and losses
reported in Other comprehensive income , net of applicable
income taxes, until such investments are derecognized.
Upon derecognition, any accumulated balances in Other
comprehensive income

are reclassified to the income
statement and reported within Other income.
The following items, which are determined on the

same
basis as for financial assets measured at amortized

cost, are
recognized in the income statement:
– interest income, which is accounted for in accordance
with item 2d in this Note;
– ECL and reversals; and
– FX translation gains and losses.

Classification, measurement and presentation

of financial assets
Financial assets classification Significant items included Measurement and presentation
Measured at
FVTPL
Held for

trading
Financial assets held for trading include:
–
all derivatives with a positive replacement value,

except
those that are designated and effective hedging
instruments; and
– other financial assets originated or acquired principally
for the purpose of selling or repurchasing in the near
term, or that are part of a portfolio of identified
financial instruments that are managed together

and for
which there is evidence of a recent actual pattern of
short-term profit taking. Included in this category

are
debt instruments (including those in the form

of
securities, money market paper,

and traded corporate
and bank loans) and equity instruments.

Measured at fair value,

with changes recognized in the
income statement.
Derivative assets (including derivatives that

are designated
and effective hedging instruments) are generally
presented as Derivative financial instruments , except those exchange-traded derivatives (ETD) and over-the-counter
(OTC)-cleared derivatives that are legally settled on

a daily
basis or economically net settled on a daily basis,

which
are presented within Cash collateral receivables on
derivative instruments.
Changes in fair value, initial transaction costs,

dividends
and gains and losses arising on disposal or redemption

are
recognized in
Other net income from financial
instruments measured at fair value through

profit or loss
,
except interest income on instruments other than
derivatives (refer to item 2d in this Note), interest on
derivatives designated as hedging instruments

in hedges
of interest rate risk and forward points on certain short-
and long-duration FX contracts acting as economic
hedges,

which are reported in
Net interest income.

Changes in the fair value of derivatives that

are
designated and effective hedging instruments are
presented either in the income statement or Other
comprehensive income , depending on the type of hedge
relationship (refer to item 2j in this Note for more
information).
Mandatorily
measured at
FVTPL – Other
Financial assets mandatorily measured at FVTPL

that are
not held for trading include:

– certain structured instruments, certain commercial loans,
and receivables from securities financing transactions
that are managed on a fair value basis;

–
loans managed on a fair value basis, including

those
hedged with credit derivatives;
–
certain debt securities held as HQLA and

managed on a
fair value basis;

– brokerage receivables, for which contractual cash flows
do not meet the SPPI criterion because the

aggregate
balance is accounted for as a single unit of

account,
with interest being calculated on the individual
components;
– equity instruments; and
– assets held under unit-linked investment contracts.

Classification, measurement and presentation

of financial liabilities
Financial liabilities classification Significant items included Measurement and presentation
Measured at amortized cost This classification includes:
–
demand and time deposits;

– retail savings / deposits;
– sweep deposits;
–
payables

from securities financing transactions;

–
non-structured debt issued;

–
subordinated debt;

– commercial paper and certificates of deposit; and
– cash collateral payables on derivative instruments.
Measured at amortized cost using the effective interest
method.
When a financial liability at amortized cost is
derecognized, the gain or loss is recognized in the income
statement.

Interest income generated from client deposits
derecognized pursuant to certain deposit sweep

programs
is presented within
Net interest income from financial
instruments measured at fair value through

profit or loss
and other
.
Measured at
FVTPL
Held for trading Financial liabilities held for trading include:
– all derivatives with a negative replacement value
(including certain loan commitments),

except those
that are designated and effective hedging
instruments; and
–
obligations to deliver financial instruments,

such as
debt and equity instruments, that UBS has

sold to
third parties but does not own (short positions).
Measurement and presentation of financial liabilities
classified at FVTPL follow the same principles

as for
financial assets classified at FVTPL, except that

the amount
of change in the fair value of a financial liability
designated at FVTPL that is attributable to changes

in
UBS’s own credit risk is presented in Other comprehensive
income

directly within
Retained earnings

and is never
reclassified to the income statement.
Derivative liabilities (including derivatives that

are
designated and effective hedging instruments)

are
generally presented as Derivative financial instruments ,
except those exchange-traded and OTC-cleared
derivatives that are legally settled on a daily basis

or
economically net settled on a daily basis, which

are
presented within Cash collateral payables on derivative
instruments.
Designated at
FVTPL
Financial liabilities designated at FVTPL include:
–
issued hybrid debt instruments,

primarily equity-
linked, credit-linked and rates-linked bonds or notes;
–
issued debt instruments managed on a fair

value
basis;
– certain payables from securities financing transactions;
–
amounts due under unit-linked investment

contracts,
the cash flows of which are linked to financial

assets
measured at FVTPL and eliminate an accounting
mismatch;

and
– brokerage payables, which arise in conjunction with
brokerage receivables and are measured at FVTPL to
achieve measurement consistency.
c. Loan commitments and financial guarantees
Loan

commitments

are

arrangements

to

provide

credit

under

defined

terms

and

conditions.

Irrevocable

loan
commitments

are

classified

as:

(i) derivative

loan

commitments

measured

at

fair

value

through

profit

or

loss;

(ii) loan
commitments

designated

at

fair

value

through

profit

or

loss;

or (iii)

loan commitments

not

measured

at

fair

value,

in
which case the ECL requirements as set out

in item 2g in this Note apply.

Financial guarantee contracts are

contracts that require UBS

to make specified payments

to reimburse the holder

for an
incurred loss

because a

specified debtor

fails to

make payments

when due

in accordance

with the

terms of a

specified
debt instrument.

The ECL

requirements as

set out

in item

2g in

this Note

apply to

financial guarantees

issued that

are
not accounted for at FVTPL.
Financial

guarantee

contracts

held

by

UBS

for

credit

risk

mitigation

purposes

that

are

assessed

to

be

integral

to

the
guaranteed

exposure

are

accounted

for

as

a

component

of

that

exposure

with

cash

flows

expected

from

the

credit
enhancement included in the measurement of the ECL of the respective exposure. Rights to reimbursement arising from
financial

guarantees

held

that

are

not

integral

to

the

terms

of

the

exposure

they

cover

are

recognized

when

their
realization is considered to be virtually certain.
d. Interest income and expense
Interest income

from financial

instruments measured

at amortized

cost and

FVOCI and

interest expense

from financial
instruments measured at amortized cost are recognized in the income statement based on the effective interest method.
When

calculating

the

effective

interest

rate

(the

EIR)

for

financial

instruments

(other

than

credit-impaired

financial
instruments), UBS estimates future

cash flows considering

all contractual terms

of the instrument,

but not expected

credit
losses, with the

EIR applied to the

gross carrying amount of the

financial asset or

the amortized cost of

a financial liability.
However,

when

a

financial

asset

becomes

credit

impaired

after

initial

recognition,

interest

income

is

determined

by
applying the EIR

to the amortized

cost of the

instrument, which

represents the

gross carrying

amount adjusted

for any
credit loss allowance.

Upfront fees, including fees on loan commitments not measured at fair value where a loan is expected to be issued, and direct costs are

included within the

initial measurement

of a financial

instrument measured

at amortized

cost or FVOCI
and recognized over the expected life of the instrument

as part of its EIR.
Fees related

to loan

commitments where

no loan

is expected

to be

issued, as

well as

loan syndication

fees where

UBS
does not retain a

portion of the

syndicated loan or where

UBS does retain a

portion of the

syndicated loan at the

same
effective

yield

for

comparable

risk

as

other

participants,

are

included

in
Net

fee

and

commission

income

and

either
recognized over the life of the commitment or when syndication occurs.

›
Refer to item 3 in this Note for more information
Interest

income

on

financial

assets,

excluding

derivatives,

is

included

in

interest

income

when

positive

and

in

interest
expense

when

negative.

Similarly,

interest

expense

on

financial

liabilities,

excluding

derivatives,

is

included

in

interest
expense, except when interest rates are negative,

in which case it is included in interest income.

›
Refer to item 2b in this Note and Note 4

for more information
e. Derecognition

Financial assets
UBS derecognizes a transferred financial

asset, or a

portion of a

financial asset, if the

purchaser has obtained substantially
all the risks and rewards of the asset or a significant part of the risks and rewards combined with a practical ability to sell
or pledge the asset.

Where

financial

assets

have

been

pledged

as

collateral

or

in

similar

arrangements,

they

are

considered

to

have

been
transferred

if the

counterparty

has received

the contractual

rights to

the

cash flows

of the

pledged assets,

as

may be
evidenced

by,

for

example,

the

counterparty’s

right to

sell or

repledge

the

assets.

In

transfers

where

control

over

the
financial asset is retained,

UBS continues to recognize

the asset to the extent

of its continuing involvement,

determined
by the extent to which it is exposed to changes in the value of the transferred asset following the transfer.

›
Refer to Note 23

for more information

Financial liabilities
UBS

derecognizes

a

financial

liability

when

it

is

extinguished,

i.e.

when

the

obligation

specified

in

the

contract

is
discharged, canceled or expires. When an existing financial liability is exchanged for a new one from the same lender on substantially

different

terms,

or

the

terms

of

an

existing

liability

are

substantially

modified,

the

original

liability

is
derecognized

and

a

new

liability

recognized

with

any

difference

in

the

respective

carrying

amounts

recorded

in

the
income statement.

Most

OTC

derivative

contracts

and

exchange-traded

futures

and

option

contracts

cleared

through

central

clearing
counterparties

and exchanges are

considered to be

settled on a

daily basis, as

the payment or

receipt of a

variation margin
on a daily basis represents a legal or economic settlement,

which results in derecognition of the associated derivatives.
›
Refer to Note 22 for more information

f. Fair value of financial instruments
UBS accounts for a significant portion

of its assets and liabilities at fair

value. Fair value is the price on

the measurement
date that would be

received for the sale of

an asset or paid

to transfer a liability

in an orderly transaction between market
participants in the principal market, or in the most advantageous market in the absence of a principal market.

›
Refer to Note 21

for more information

Critical accounting estimates and judgments

The use of valuation techniques, modeling assumptions and estimates of unobservable market inputs in the fair valuation of

financial instruments requires
significant

judgment

and

could

affect

the

amount

of

gain

or

loss

recorded

for

a

particular

position.

Valuation

techniques

that

rely

more

heavily

on
unobservable inputs

and sophisticated

models inherently

require a

higher level

of judgment

and may

require adjustment

to reflect

factors that

market
participants would consider in estimating fair value,

such as close-out costs, which are presented in Note

21d.

UBS’s governance framework

over fair value

measurement is described

in Note 21b,

and UBS provides

a sensitivity analysis

of the estimated

effects arising
from changing significant unobservable inputs in

Level 3 financial instruments to reasonably possible

alternative assumptions in Note 21f.

›
Refer to Note 21 for more information
g. Allowances and provisions for expected credit losses
ECL are

recognized for

financial assets

measured at

amortized cost,

financial assets

measured at

FVOCI, fee

and lease
receivables,

financial

guarantees,

and

loan

commitments

not

measured

at

fair

value.

ECL

are

also

recognized

on

the
undrawn portion of comm

itted unconditionally revocable

credit lines, which

include UBS’s credit

card limits and

master
credit facilities, as UBS is exposed to credit risk because the borrower has the ability to draw down funds before UBS can take credit risk mitigation actions.
Recognition of expected credit losses

ECL are recognized on the following basis.
–
Stage 1 –

those instruments

for which

no significant

increase in

credit risk

(SICR) has

been observed

(see
Significant
increase in credit

risk

below): Maximum 12-month

ECL are recognized

from initial recognition,

reflecting the portion
of lifetime ECL that would result if a default occurs in the 12 months after the reporting date, weighted by the risk of
a default occurring.

–
Stage 2

–

those

instruments

for

which

an

SICR

is

observed

but

which

are

not

credit

impaired:

Lifetime

ECL

are
recognized reflecting lifetime cash shortfalls that would result from all possible default events over the expected life of
a financial instrument,

weighted by the

risk of a

default occurring. When

an SICR is

no longer observed,

the instrument
will move back to stage 1.
– Stage 3 – credit-impaired financial instruments (as determined by the occurrence of one or more loss events): Lifetime
ECL are

always recognized

by estimating

expected cash

flows based

on a

chosen recovery

strategy. Credit-impaired
exposures may include positions for which no allowance has been recognized, for example because they are expected to be fully recoverable through collateral held.
–
Changes in lifetime ECL since initial recognition are also

recognized for assets that are purchased credit impaired (PCI).
PCI financial

instruments include

those that

are purchased

at a

deep discount

or newly

originated with

a defaulted
counterparty;

they remain a separate category until derecognition.

Consistent with

the requirements

of IFRS 3

and IFRS 9,

immediately after

the application

of the

acquisition method

to
the business combination, acquired

financial instruments carried at

amortized cost or FVOCI

that are not deemed credit
impaired are

classified as stage 1

financial instruments and

a maximum

12-month ECL is

recognized, resulting in

a carrying
amount of the respective financial instruments below their

acquisition-date fair value. As and when significant

increases
in credit risk subsequently arise, these exposures will move to stage 2, and if assessed to be credit-impaired, to stage

3.
All or part

of a financial

asset is written

off if it

is deemed uncollectible

or forgiven. Write-offs

reduce the principal

amount
of a claim

and are charged against

related allowances for credit

losses. Recoveries, in part or

in full, of

amounts previously
written off are generally credited to Credit loss expense / (release)
.

ECL are recognized in the income statement in
Credit loss expense / (release)
. A corresponding ECL allowance is reported
as a decrease

in the carrying

amount of financial

assets measured at

amortized cost on

the balance sheet.

For financial
assets that

are measured

at FVOCI,

the carrying

amount is

not reduced,

but an

accumulated

amount is

recognized in
Other comprehensive

income
. For

off-balance sheet

financial instruments

and other

credit lines,

provisions for

ECL are
presented in Provisions.
Default and credit impairment
UBS applies

a

single

definition

of default

for

credit

risk

management

purposes,

regulatory

reporting

and

ECL,

with

a
counterparty classified as defaulted based on quantitative

and qualitative criteria.

›
Refer to the “Risk management and control” section of this

report for more information
Measurement of expected credit losses
IFRS 9 ECL reflect

an unbiased, probability

-weighted estimate

based on loss

expectations resulting

from default

events.
The method

used to

calculate ECL

applies the

following principal

factors: probability

of default

(PD), loss

given default
(LGD) and

exposure at

default (EAD).

Parameters are

generally determined

on an

individual financial

asset level.

Based
on the materiality of

the portfolio, for

credit card

exposures and personal

account overdrafts

in Switzerland, a portfolio
approach is applied that

derives an average PD

and LGD for

the entire portfolio. PDs

and LGDs used in

the ECL calculation
are point-in-time (PIT)-based

for key portfolios

and consider

both current

conditions and expected

cyclical changes. For
material portfolios, PDs

and LGDs are determined

for different scenarios, whereas EAD projections are

treated as scenario
independent.
For the purpose

of determining the

ECL-relevant parameters,

UBS leverages its

Basel III advanced internal

ratings-based
(A-IRB) models that

are also used

in determining expected loss

(EL) and risk-weighted assets

under the Basel III framework
and

Pillar 2

stress

loss

models.

Adjustments

have

been

made

to

these

models

and

IFRS-9-related

models

have

been
developed that consider the complexity, structure and risk profile of relevant portfolios and take account of the fact that
PDs and LGDs

used in the

ECL calculation are

PIT based, as

opposed to the

corresponding Basel III through-the-cycle (TTC)
parameters. All models that

are relevant for

measuring expected credit losses

are subject to

UBS’s model validation

and
oversight processes.

Probability of default:
PD represents the probability

of a default over a

specified time period. A 12-month

PD represents
the probability of default determined for the next 12 months and a lifetime PD represents the probability of default over
the remaining lifetime

of the instrument.

PIT PDs are

derived from TTC

PDs and scenario

forecasts. The modeling

is region,
industry and

client segment

specific and considers

both macroeconomic

scenario dependencies

and client-idiosyncratic
information.
Exposure at default:
EAD represents an estimate of

the exposure to credit

risk at the time

of a potential default occurring,
considering expected repayments, interest payments and accruals,

discounted at the EIR. Future drawdowns on facilities
are considered through

a credit conversion

factor (a CCF)

that is reflective

of historical

drawdown and default

patterns
and the characteristics of the respective portfolios.
Loss given default:
LGD represents an estimate

of the loss at the time of a potential

default occurring,

taking into account
expected

future

cash

flows

from

collateral

and

other

credit

enhancements,

or

expected

payouts

from

bankruptcy
proceedings

for unsecured claims

and, where applicable,

time to realization

of collateral and

the seniority of

claims. LGD is
commonly expressed

as a percentage

of EAD.
Estimation of expected credit losses
Number of scenarios and estimation of scenario weights
Determination

of probability-weighted

ECL requires evaluating

a range of

diverse and

relevant future economic

conditions,
especially

with a view to

modeling the

non-linear effect

of assumptions

about macroeconomic

factors on the

estimate.

To

accommodate

this

requirement,

UBS

uses

different

economic

scenarios

in

the

ECL

calculation.

Each

scenario

is
represented by

a specific

scenario

narrative,

which

is relevant

considering

the exposure

of key

portfolios to

economic
risks, and for

which a set

of consistent macroeconomic variables

is determined. The

estimation of the

appropriate weights
for

these

scenarios

is

predominantly

judgment

based.

The

assessment

is

based

on

a

holistic

review

of

the

prevailing
economic or

political conditions,

which

may exhibit

different

levels of

uncertainty.

It takes

into account

the impact

of
changes in the nature and severity of the underlying scenario narratives and the projected economic variables.

The determined weights constitute

the probabilities that

the respective set of

macroeconomic conditions will

occur and
not that the chosen particular narratives with the related

macroeconomic variables will materialize.
Macroeconomic and other factors
The range

of macroeconomic,

market and

other factors

that is

modeled as

part of

the scenario

determination is

wide,
and historical information

is used to support

the identification of

the key factors.

As the forecast

horizon increases, the
availability of

information decreases,

requiring an

increase

in judgment.

For cycle-sensitive

PD and

LGD determination
purposes, UBS projects the relevant economic factors for

a period of three years

before reverting, over a specified period,
to cycle-neutral PD and LGD for longer-term

projections.

Factors relevant

for ECL

calculation vary

by type

of exposure.

Regional and

client-segment characteristics

are generally
taken into account, with specific focus on Switzerland and

the US, considering UBS’s key ECL-relevant portfolios.
For UBS, the following forward-looking macroeconomic variables represent the most relevant factors for ECL calculation:

–
gross domestic product (GDP)

growth rates, given their significant effect on borrowers’ performance;

–
unemployment rates, given their significant effect on private clients’ ability to meet contractual obligations;

–
house price indices, given their significant effect on mortgage collateral valuations;

–
interest rates, given their significant effect on counterparties’

abilities to service debt;

–
consumer price

indices, given

their overall

relevance for

companies’ performance,

private clients’

purchasing power
and economic stability; and
–
equity indices, given that they are an important factor

in UBS’s corporate rating tools.
Refer to Note 20 for more information
ECL measurement period

The period

for which

lifetime ECL

are determined

is based

on the maximum

contractual period

that UBS

is exposed

to
credit

risk,

taking

into

account

contractual

extension,

termination

and

prepayment

options.

For

irrevocable

loan
commitments and

financial guarantee

contracts, the

measurement period

represents

the maximum

contractual period
for which UBS has an obligation to extend credit.
Additionally, some financial instruments include both an on-demand loan and a revocable undrawn commitment, where the

contractual

cancellation

right does

not

limit UBS’s

exposure to

credit

risk to

the

contractual

notice period,

as the
client has

the ability

to draw

down funds

before UBS

can take

risk-mitigating actions.

In such

cases UBS

is required

to
estimate the

period over

which it is

exposed to

credit risk.

This applies to

UBS’s credit

card limits, which

do not

have a
defined contractual maturity date, are

callable on demand

and where the drawn

and undrawn components are

managed
as one exposure. The exposure arising from

UBS’s credit card limits is not significant

and is managed at a portfolio level,
with credit actions triggered when balances

are past due. An ECL

measurement period of seven years is

applied for credit
card limits, capped at 12 months for stage 1 balances,

as a proxy for the period that UBS is exposed to credit

risk.
Customary master credit

agreements in the

Swiss corporate market

also include

on-demand loans and

revocable undrawn
commitments.

For

smaller

commercial

facilities,

a

risk-based

monitoring

(RbM)

approach

is

in

place

that

highlights
negative

trends

as

risk

events,

at

an

individual

facility

level,

based

on

a

combination

of

continuously

updated

risk
indicators. The risk

events trigger additional

credit reviews by

a risk officer,

enabling informed credit decisions

to be taken.
Larger corporate facilities are

not subject to RbM but are

reviewed at least annually through

a formal credit review. UBS
has assessed these credit risk management practices and

considers both the RbM approach and formal credit reviews

as
substantive

credit

reviews

resulting

in

a

re-origination

of

the

given

facility.

Following

this,

a

12-month

measurement
period from the

reporting date is

used for both

types of facilities

as an appropriate

proxy of the

period over which

UBS
is exposed to

credit risk, with 12

months also used

as a look-back period

for assessing an SICR,

always from the

respective
reporting date.
Significant increase in credit risk

Financial instruments subject

to ECL are

monitored on an

ongoing basis. To

determine whether the

recognition of a
maximum 12

-month ECL

continues to

be appropriate,

an assessment

is

made as

to whether

an SICR

has occurred
since initial recognition of the financial instrument, applying both quantitative and qualitative factors.

Primarily, UBS

assesses changes

in an

instrument’s risk

of default

on a

quantitative basis

by comparing

the annualized
forward-looking and scenario-weighted lifetime PD of an

instrument determined at two different dates:

–
at the reporting date; and

– at inception of the instrument.
If, based on UBS’s

quantitative modeling, an

increase exceeds a

set threshold, an

SICR is deemed

to have occurred

and
the instrument is transferred to stage 2 with lifetime ECL

recognized.
The threshold

applied varies

depending on

the original

credit quality

of the

borrower, with

a higher

SICR threshold

set
for those

instruments with

a low

PD at

inception. The

SICR assessment

based on

PD changes

is made

at an

individual
financial asset

level. A

high-level overview

of the

SICR trigger,

which is

a multiple

of the

annualized remaining

lifetime
PIT

PD expressed

in rating

downgrades,

is provided

in the

“SICR thresholds”

table

below. The

actual

SICR

thresholds
applied are defined on a more granular level by interpolating between the values shown in the table.

SICR thresholds
Internal rating at origination

of the instrument
Rating downgrades /
SICR trigger
0–3 3
4–8 2
9–13 1
›
Refer to the “Risk management and control” section of this

report for more details about UBS’s internal rating system
Irrespective of

the SICR

assessment based

on default

probabilities, credit

risk is

generally deemed

to have

significantly
increased for an instrument if contractual payments

are more than 30 days past due. For certain

less material portfolios,
specifically the Swiss

credit card portfolio, the

30-day past due

criterion is used

as the primary

indicator of an

SICR. Where
instruments are trans

ferred to stage 2

due to the

30-day past due

criterion, a minimum

period of six

months is applied
before a

transfer back

to stage 1 can

be triggered,

where applicable.

For instruments

in Personal &

Corporate Banking
and Global

Wealth Management

Region Switzerland

that

are between

90 and

180

days past

due but

have not

been
reclassified to stage 3, a one-year period is applied before a transfer back to stage 1 can be triggered.
Additionally,

based

on

individual

counterparty-specific

indicators,

external

market

indicators

of

credit

risk

or

general
economic conditions, counterparties may be moved to a watch list, which is used as a secondary qualitative indicator for an

SICR.

Exception

management

is

further

applied,

allowing

for

individual

and

collective

adjustments

on

exposures
sharing the same credit risk characteristics to take account of specific situations that are not otherwise fully reflected.
In general, the overall SICR determination process does not

apply to Lombard loans, securities financing transactions and certain

other

asset-based

lending

transactions,

because

of

the

risk

management

practices

adopted,

including

daily
monitoring processes

with strict

margining. If

margin calls

are not

satisfied, a

position is

closed out

and classified

as a
stage 3 position. In exceptional cases, an individual adjustment and a transfer into stage 2 may be made to take account of specific facts.
Credit risk

officers are

responsible for

the identification

of an

SICR, which

for accounting

purposes is

in some

respects
different

from

internal

credit

risk

management

processes.

This

difference

mainly

arises

because

ECL

accounting
requirements are instrument specific, such that a

borrower can have multiple exposures allocated

to different stages, and
maturing loans in stage 2 will migrate to stage 1 upon renewal irrespective of the actual credit risk at that time. Under a
risk-based

approach,

a

holistic

counterparty

credit

assessment

and

the

absolute

level

of

risk

at

any

given

date

will
determine what risk-mitigating actions may be warranted.
›
Refer to the “Risk management and control” section of this

report for more information
Critical accounting estimates and judgments

The calculation of ECL requires

management to apply significant

judgment and make estimates

and assumptions that can

result in significant changes to

the
timing and the amount of ECL recognized.

Determination of a significant increase in

credit risk

IFRS 9 does

not include

a definition

of what

constitutes an

SICR, with

UBS’s assessment

considering qualitative

and quantitative

criteria. An

IFRS 9 ECL
Management Forum has been established to

review and challenge the SICR results.
Scenarios, scenario weights and macroeconomic

variables

ECL reflect an unbiased

and probability-weighted amount,

which UBS determines

by evaluating a range

of possible outcomes.

Management selects forward-
looking

scenarios

that

include

relevant

macroeconomic

variables

and

management’s assumptions

around

future

economic

conditions.

IFRS 9

Scenario
Sounding Sessions,

in addition to the IFRS 9 ECL Management Forum,

are in place to derive,

review and challenge the scenario selection and weights,

and
to determine whether any additional post-model

adjustments are required that may significantly affect ECL.

ECL measurement period
Lifetime ECL are generally

determined based upon

the contractual maturity

of the transaction, which

significantly affects ECL. For

credit card limits and

Swiss
callable master credit facilities, judgment is

required, as UBS must determine the period

over which it is exposed to credit risk.

A seven-year period is applied
for credit card limits, capped at 12 months for stage 1

positions, and a 12-month period applied for

master credit facilities.

Modeling and post-model adjustments
A number of

complex models have

been developed or

modified to calculate

ECL, with additional

post-model adjustments required

that may significantly
affect ECL. The models are governed

by UBS’s model validation controls and

approved by the GMGC.

The post-model adjustments are approved by the

ECL
Management Forum and endorsed by the

GMGC.
A sensitivity analysis covering key macroeconomic

variables, scenario weights and SICR trigger

points on ECL measurement is provided in Note 20f.

›
Refer to Note 20 for more information
h. Restructured and modified financial assets
When payment default

is expected,

or where default

has already occurred,

UBS may grant

concessions to borrowers

in
financial difficulties

that it

would not

consider in

the normal

course of

its business,

such as

preferential

interest

rates,
extension of maturity,

modifying the schedule of repayments, debt / equity

swap, subordination, etc.

›
Refer to the “Risk management and control” section of this

report for more information
Modifications result in an alteration of future contractual cash flows and can occur within UBS’s normal risk tolerance or as part

of a

credit restructuring

where a

counterparty

is in

financial

difficulties. The

restructuring

or modification

of a
financial asset

could lead

to

a

substantial change

in

the

terms

and conditions,

resulting

in

the

original

financial

asset
being

derecognized

and

a

new

financial

asset

being

recognized.

Where

the

modification

does

not

result

in

a
derecognition, any difference between

the modified contractual cash

flows discounted at the

original EIR and

the existing
gross carrying amount of the given financial asset is recognized in the income statement as of the date of modification.

i. Offsetting
UBS presents recognized financial assets and liabilities

net on its balance sheet only if (i) it has a legally enforceable right
to set

off the

recognized amounts

and (ii) it

intends either

to settle

on a net

basis or to

realize the

asset and settle

the
liability simultaneously.

Netted positions include, for example, certain derivatives and repurchase and reverse repurchase
transactions with various counterparties, exchanges and clearing houses.
In

assessing

whether

UBS

intends

to

either

settle

on

a

net

basis,

or

to

realize

the

asset

and

settle

the

liability
simultaneously, emphasis is

placed on the effectiveness

of operational settlement

mechanics in eliminating

substantially
all credit and liquidity exposure between the counterparties. This condition precludes offsetting on the balance sheet for
substantial

amounts

of

UBS’s

financial

assets

and

liabilities,

even

though

they

may

be

subject

to

enforceable

netting
arrangements. Repurchase arrangemen

ts and securities financing

transactions are presented

net only to the

extent that
the settlement

mechanism

eliminates, or

results in

insignificant, credit

and liquidity

risk, and

processes the

receivables
and payables in a single settlement process or cycle.
›
Refer to Note 22
for more information

j. Hedge accounting
The

Group

applies

hedge

accounting

requirements

of

IFRS 9

where

the

criteria

for

documentation

and

hedge
effectiveness

are

met. If

a hedge

relationship

no longer

meets the

criteria for

hedge accounting,

hedge

accounting is
discontinued. Voluntary discontinuation

of hedge accounting is not permitted under IFRS 9.
Fair value hedges of interest rate risk related to

debt instruments and loan assets
The

fair

value

change

of

the

hedged

item

attributable

to

a

hedged

risk

is reflected

as

an

adjustment

to

the

carrying
amount

of

the

hedged

item

and

recognized

in

the

income

statement

along

with

the

change

in

the

fair

value

of

the
hedging instrument.
Fair value hedges of FX risk related to debt instruments
The fair value change of the hedged item attributable

to the hedged risk is reflected

in the measurement of the hedged
item and

recognized

in the

income statement

along with

the change

in the

fair value

of the

hedging instrument.

The
foreign currency basis spread of cross-currency swaps designated as hedging derivatives is excluded from the

designation
and accounted

for

as a

cost of

hedging with

amounts

deferred

in
Other

comprehensive

income

within
Equity
.

These
amounts are released to the income

statement over the term of the hedged item.
Discontinuation of fair value hedges
Discontinuations for reasons

other than

derecognition of the

hedged item result

in an

adjustment to the

carrying amount,
which

is

amortized

to

the

income

statement

over

the

remaining

life

of

the

hedged

item

using

the

effective

interest
method. If the hedged item is derecognized, the unamortized fair value adjustment or deferred cost of hedging amount
is recognized immediately in the income statement

as part of any derecognition gain or loss.
Cash flow hedges of forecast transactions
Fair value gains or

losses associated with the

effective portion of derivatives designated as

cash flow hedges for cash

flow
repricing

risk are

recognized

initially

in
Other

comprehensive

income

within
Equity

and reclassified

to
Interest

income
from financial

instruments measured

at amortized

cost and

fair value

through other

comprehensive income

or
Interest
expense

from

financial

instruments

measured

at

amortized

cost

in

the

periods

when

the

hedged

forecast

cash

flows
affect profit

or loss, including

discontinued hedges

for which forecast

cash flows are

expected to

occur.

If the

forecast
transactions

are

no

longer

expected

to occur,

the

deferred

gains

or

losses

are

immediately

reclassified

to the

income
statement.
Hedges of net investments in foreign operations
Gains or losses

on the hedging

instrument relating

to the

effective portion

of a

hedge are

recognized directly

in
Other
comprehensive income

within
Equity
, while any gains

or losses relating to

the ineffective and

/ or undesignated portion
(for example, the

interest element of

a forward contract) are

recognized in the

income statement. Upon

disposal or partial
disposal of the foreign

operation, the cumulative

value of any

such gains or losses

recognized in
Equity

associated with
the entity is reclassified to Other income .
›
Refer to Note 25 for more information
3) Fee and commission income and expenses
UBS earns

fee income

from the

diverse range

of services

it provides

to its

clients. Fee

income can

be divided

into two
broad

categories:

fees

earned from

services

that

are

provided

over

a

certain

period

of time,

such

as

management

of
clients’ assets, custody services

and certain advisory

services; and fees

earned from PIT services,

such as underwriting fees,
deal-contingent merger and acquisitions fees, and brokerage fees (e.g. securities and derivatives execution and clearing).
UBS recognizes

fees earned

from

PIT

services

when

it has

fully

provided

the

service

to the

client.

Where

the contract
requires services to be provided

over time, income is recognized on a systematic

basis over the life of the agreement.
Consideration

received

is allocated

to the

separately

identifiable performance

obligations

in a

contract.

Owing to

the
nature of UBS’s business, contracts that

include multiple performance obligations are

typically those that are considered
to include a

series of similar

performance obligations

fulfilled over time

with the

same pattern of

transfer to the

client,
e.g.

management

of

client

assets

and

custodial

services.

As

a

consequence,

UBS

is

not

required

to

apply

significant
judgment in allocating the consideration received across

the various performance obligations.
PIT services

are generally

for a

fixed price

or dependent

on deal

size, e.g.

a fixed

number of

basis points

of trade

size,
where the amount of revenue is known when the performance obligation is met. Fixed-over-time fees are recognized on a straight-line

basis over

the performance period.

Custodial and asset

management fees

can be

variable through

reference
to

the

size

of

the

customer

portfolio.

However,

they

are

generally

billed

on

a

monthly

or

quarterly

basis

once

the
customer’s

portfolio

size

is

known

or

known

with

near

certainty

and

therefore

also

recognized

ratably

over

the
performance period. UBS

does not recognize performance

fees related to management

of clients’ assets or

fees related
to contingencies beyond UBS’s control until such uncertainties are resolved.

UBS’s

fees

are

generally

earned

from

short-term

contracts.

As

a

result,

UBS’s

contracts

do

not

include

a

financing
component or

result in

the recognition

of significant

receivables or

prepayment assets.

Furthermore, due

to the

short-
term nature of such contracts, UBS

has not capitalized any material

costs to obtain or fulfill a contract

or generated any
significant contract assets or liabilities.
UBS presents expenses primarily in line with their nature in the income statement, differentiating between expenses that are directly attributable

to the satisfaction

of specific performance

obligations associated with

the generation of

revenues,
which

are

generally

presented

within
Total

revenues

as
Fee

and

commission

expense
,

and

those

that

are

related

to
personnel, general and administrative expenses, or depreciation and amortization, which are presented within
Operating
expenses
. For derivatives execution and

clearing services (where UBS

acts as an agent), UBS

only records its specific fees
in

the

income

statement,

with fees

payable

to

other

parties

not

recognized

as

an

expense

but

instead

directly

offset
against the associated income collected from the given client.
›
Refer to Note 5 for more information, including the

disaggregation of revenues
4) Share-based and other deferred compensation plans
UBS recognizes

expenses for

deferred

compensation awards

over the

period that

the employee

is required

to provide
service to

become entitled

to the

award. Where

the service

period is

shortened, for

example in

the case

of employees
affected by restructuring programs or mutually agreed termination provisions, recognition of such expense is accelerated to the

termination date.

Where no

future service

is required,

such as

for employees

who are

eligible for

retirement

or
who

have

met

certain

age

and

length-of-service

criteria,

the

services

are

presumed

to

have

been

received

and
compensation expense is

recognized over the

performance year or,

in the case of

off-cycle awards,

immediately on the
grant date.
Share-based compensation plans
Share-based compensation

expense is measured

by reference

to the fair value

of the equity

instruments on the

date of
grant, taking

into account

the terms

and conditions

inherent

in the

award, including,

where

relevant, dividend

rights,
transfer restrictions in effect beyond the vesting

date, market conditions, and non-vesting conditions.

For equity-settled awards,

fair value is

not remeasured unless the

terms of the award

are modified such that

there is an
incremental

increase

in

value.

Expenses

are

recognized,

on

a

per-tranche

basis,

over

the

service

period

based

on

an
estimate of

the number

of instruments

expected to

vest and

are adjusted

to reflect

the actual

outcomes of

service or
performance conditions.

For equity-settled

awards, forfeiture

events resulting

from a

breach of

a non-vesting

condition (i.e.

one that

does not
relate to a service or performance condition) do not result

in any adjustment to the share-based compensation

expense.
For cash-settled

share-based

awards,

fair

value

is remeasured

at

each

reporting

date,

so that

the

cumulative

expense
recognized equals the cash distributed.

Other deferred compensation plans
Compensation

expense

for

other

deferred

compensation

plans

is

recognized

on

a

per-tranche

or

straight-line

basis,
depending on

the nature

of the

plan. The

amount recognized

is measured

based on

the present

value of

the amount
expected to be paid under the

plan and is remeasured at each reporting date, so

that the cumulative expense recognized
equals the cash or the fair value of respective financial

instruments distributed.
›
Refer to Note 27 for more information

5) Post-employment benefit plans
Defined benefit plans
Defined benefit plans specify an amount of benefit

that an employee will receive, which usually depends on one or more
factors,

such as age,

years of service

and compensation.

The defined benefit

liability recognized

in the balance

sheet is
the present value of the

defined benefit obligation,

measured using the projected

unit credit method, less the

fair value
of the

plan’s assets

at

the

balance

sheet

date,

with changes

resulting

from

remeasurements

recorded

immediately

in
Other comprehensive income
. If the fair value of the plan’s assets is higher than the present value of the defined benefit obligation, the recognition of

the resulting net asset is limited

to the present value of

economic benefits available in the
form of

refunds from

the plan

or reductions

in future

contributions to

the plan.

Calculation of

the net

defined benefit
obligation or

asset takes

into account

the specific

features of

each plan,

including risk

sharing between

employee and
employer, and

is calculated periodically by independent qualified actuaries.
Critical accounting estimates and judgments

The net defined benefit

liability or asset at

the balance sheet date

and the related personnel

expense depend on the

expected future benefits to

be provided,
determined

using

a

number

of

economic

and

demographic assumptions.

A

range

of

assumptions

could

be

applied,

and

different

assumptions could
significantly alter the defined

benefit liability or asset and

pension expense recognized. The most

significant assumptions include life expectancy,

discount
rate, expected

salary increases,

pension increases

and interest

credits on

retirement savings

account balances. Sensitivity

analysis for

reasonable possible
movements in each significant assumption for

UBS‘s post-employment obligations is

provided in Note 26.
›
Refer to Note 26 for more information
Defined contribution plans
A

defined

contribution

plan

pays

fixed

contributions

into

a

separate

entity

from

which

post-employment

and

other
benefits are paid. UBS has no legal or constructive

obligation to pay further amounts if the plan does

not hold sufficient
assets to pay

employees the benefits

relating to employee service

in the current

and prior periods.

Compensation expense
is recognized when

the employees have

rendered services

in exchange for

contributions. This

is generally in the

year of
contribution. Prepaid

contributions are

recognized as

an asset to

the extent that

a cash refund

or a reduction

in future
payments is available.
6) Income taxes
UBS is subject to the income

tax laws of Switzerland and those

of the non-Swiss jurisdictions in which

UBS has business
operations.
The Group’s provision for income taxes is composed of current and deferred taxes. Current income taxes represent taxes to be paid or refunded for the current period or previous periods

.

Deferred tax assets

(DTAs) and

deferred tax liabilities

(DTLs) are recognized

for temporary differences

between the carrying
amounts and

tax bases

of assets

and liabilities

that will

result in

deductible

or taxable

amounts,

respectively

in future
periods. DTAs may also arise

from other sources, including unused

tax losses and unused tax

credits. DTAs and DTLs are
measured using

the applicable

tax rates

and laws

that

have been

enacted

or substantively

enacted

by the

end of

the
reporting period and that will be in effect when such differences are expected to reverse.
DTAs are recognized

only to the extent

it is probable

that sufficient taxable

profits will be

available against which

these
differences can

be used

.

When an

entity

or tax

group has

a history

of recent

losses, DTAs

are only

recognized

to the
extent that there are sufficient taxable temporary differences or there is convincing other evidence that sufficient taxable profit will be available against which the unused tax losses can be utilized.
Deferred and current tax

assets and liabilities are

offset when: (i) they arise

in the same tax

reporting group; (ii) they relate
to the

same tax

authority; (iii) the

legal right

to offset

exists; and

(iv) with respect

to current

taxes they

are intended

to
be settled net or realized simultaneously.

Current and deferred taxes are recognized as income tax benefit or expense in the income statement, except for current
and deferred taxes recognized in relation to: (i)

the acquisition of a subsidiary (for which

such amounts would affect the
amount of

goodwill arising

from the

acquisition); (ii) gains

and losses

on the

sale of

treasury shares

(for which

the tax
effects

are

recognized

directly

in
Equity
);

(iii) unrealized

gains

or

losses

on

financial

instruments

that

are

classified

at
FVOCI; (iv) changes in fair value

of derivative instruments designated as

cash flow hedges; (v) remeasurements of defined
benefit plans; or

(vi) certain foreign

currency translations

of foreign operations.

Amounts relating

to points (iii)

through
(vi) above are recognized in Other comprehensive income

within
Equity .
UBS

reflects

the

potential

effect

of

uncertain

tax

positions

for

which

acceptance

by

the

relevant

tax

authority

is

not
considered probable by

adjusting current or deferred

taxes, as applicable, using

either the most

likely amount or

expected
value methods,

depending on which

method is

deemed a better

predictor of the

basis on which,

and extent

to which,
the uncertainty will be resolved.

Critical accounting estimates and judgments

Tax

laws are complex, and judgment and interpretations about the application of such laws are required when accounting for income taxes. UBS considers the performance of

its businesses and

the accuracy of

historical forecasts and

other factors when

evaluating the

recoverability of its

DTAs, including

the
remaining tax loss carry-forward period, and its

assessment of expected future taxable profits in

the forecast period used for recognizing DTAs.

Estimating
future profitability and business plan forecasts is inherently subjective and is particularly sensitive to future economic,

market and other conditions.

Forecasts are

reviewed annually,

but adjustments may be

made at other

times, if required.

If recent losses

have been incurred,

convincing evidence is
required to prove

there is sufficient

future profitability given

that the value of

UBS’s DTAs

may be affected,

with effects primarily recognized

through the
income statement.
In addition, judgment is

required to assess the expected

value of uncertain tax

positions and the related

probabilities, including interpretation

of tax laws,
the resolution of any income-tax-related appeals and litigation.

›
Refer to Note 9 for more information

7) Investments in associates
Interests in entities where UBS

has significant influence over

the financial and

operating policies of these

entities but does
not have

control are

classified as

investments in

associates and

accounted for

under the

equity method

of accounting.
Typically,

UBS has

significant influence

when it

holds, or

has the

ability to hold,

between 20%

and 50%

of an

entity’s
voting rights. Investments in associates are initially recognized at cost, and the carrying amount is increased or decreased
after the date of acquisition to recognize the Group’s share of the investee’s comprehensive income and any impairment
losses. The net

investment in an

associate is impaired

if there is

objective evidence of

a loss event

and the carrying

amount
of the investment in the associate exceeds its recoverable

amount.
›
Refer to Note 28 for more information
8) Property, equipment and software
Property,

equipment and

software

is measured

at cost

less accumulated

depreciation and

impairment losses.

Software
development costs are capitalized

only when the costs can be measured

reliably and it is probable

that future economic
benefits

will

arise.

Depreciation

of

property,

equipment

and

software

begins

when

they

are

available

for

use

and

is
calculated on a straight-line basis over an asset’s estimated useful life.

Property,

equipment

and

software

are

generally

tested

for

impairment

at

the

appropriate

cash-generating

unit

level,
alongside goodwill and intangible assets as

described in item 9 in this Note.

An impairment charge is recognized for

such
assets

if

the

recoverable

amount

is

below

its

carrying

amount.

The

recoverable

amounts

of

such

assets,

other

than
property that has a

market price, are

generally determined using

a replacement cost

approach that reflects

the amount
that would be currently required by a market participant to replace the service capacity of the asset. If such assets are no longer used, they are tested individually for impairment.
›
Refer to Note 12 for more information
9) Goodwill and other separately identifiable intangible

assets
Goodwill represents

the

excess

of

the

consideration over

the

fair

value

of

identifiable assets,

liabilities and

contingent
liabilities

acquired that

arises in

a business

combination.

Goodwill

is not

amortized

but is

assessed

for impairment

at the

end
of each reporting period,

or when indicators of impairment exist.

UBS tests goodwill for impairment

annually,

irrespective
of whether there

is any

indication of impairment.

An

impairment

charge

is recognized

in

the

income

statement

if the
carrying amount exceeds the recoverable amount of

a cash-generating unit.
Negative goodwill, generally determined based on the difference between the (provisional) fair values for the identifiable
assets

acquired

and

liabilities

assumed

and

consideration

transferred,

is

recognized

in

the

income

statement

on

the
acquisition date.

Separately from goodwill, UBS recognizes identifiable intangible assets acquired in a business combination that were not previously recognized

in the

financial statements

of the

acquiree. Amortization

of these

intangible assets

is recognized
on a straight

-line basis

over their

estimated useful

life. These

assets are

tested for

impairment at

the appropriate

cash-
generating-unit level.
Critical accounting estimates and judgments

UBS‘s methodology for

goodwill impairment testing is

based on a

model that is

most sensitive to

the following key

assumptions:

(i) forecasts of earnings
available to shareholders (typically

estimated on a discrete basis for

years one to three but could

extend up to five years, as permitted

under IFRS Accounting
Standards, in order to reflect facts and circumstances specific to a cash-generating unit); (ii) changes in the discount rates; and (iii) changes in the long-term
growth rate.

Earnings available to shareholders are estimated on the basis of forecast results, which are part of the business plan approved by the BoD. The discount rates and

growth rates

are determined

using external information,

and also

considering inputs from

both internal and

external analysts and

the view

of
management.

The key assumptions used to determine the recoverable amounts of each cash-generating unit are tested for sensitivity by applying reasonably possible
changes to those assumptions.

›
Refer to Notes 3 and

13

for more information

10) Provisions and contingent liabilities
Provisions are

liabilities of

uncertain timing or

amount, and

are generally recognized

in accordance

with IAS 37,
Provisions,
Contingent Liabilities

and Contingent

Assets
, when:

(i) UBS has

a present

obligation as

a result

of a

past event;

(ii) it is
probable that an outflow of resources will be required to

settle the obligation; and (iii) a reliable estimate of the amount of the

obligation can

be made.

IAS 37 provisions

are measured

considering the

best estimate

of the

consideration required
to settle the present obligation at the balance sheet

date.

When conditions required to recognize a provision are not met, a contingent liability is disclosed, unless the likelihood of an outflow

of resources

is remote.

Contingent liabilities

are also

disclosed for

possible obligations

that arise

from past
events,

the existence of which will be confirmed only by uncertain future events not wholly within the control of UBS.
Contingent

liabilities,

more

specifically

in

relation

to

litigations,

recognized

in

a

business

combination

are

initially
measured at fair value. Subsequently, they are measured at the higher of the initial fair value and the amount that would
be recognized in accordance with the requirements for provisions outlined above, until the contingency is resolved.
Critical accounting estimates and judgments

Recognition of provisions often involves significant judgment in assessing the existence of an obligation that results from past events and in estimating the
probability, the timing and the amount of any outflows of resources. This is particularly the case for litigation, regulatory and similar matters, which, due to their nature, are subject to many uncertainties,

making their outcome difficult to predict.

The amount of any provision

recognized is sensitive to the assumptions used,

and there could be a

wide range of possible outcomes for any

particular
matter.
Management regularly reviews all the available information regarding such matters, including legal advice, to assess whether the recognition criteria for
provisions have been satisfied and to determine the

timing and the amount of any potential outflows.
›
Refer to item 1 in this Note, Note 2

and Note
18

for more information
11) Foreign currency translation
Transactions

denominated in a foreign currency

are translated into the functional

currency of the reporting entity

at the
spot exchange

rate

on the

date of

the transaction.

At the

balance sheet

date, all

monetary

assets, including

those at
FVOCI, and

monetary

liabilities

denominated

in foreign

currency

are

translated

into

the functional

currency

using the
closing exchange rate. Translation

differences are

reported in
Other net income from

financial instruments measured

at
fair value through profit or loss .
Non-monetary items measured at historical cost are translated at the exchange rate on the date of the transaction.

Upon consolidation,

assets and

liabilities

of foreign

operations

are translated

into US dollars,

UBS’s presentation

currency,

at
the closing exchange

rate on the balance

sheet date, and income

and expense items

and other comprehensive

income are
translated at

the average rate for

the period. The

resulting foreign

currency translation

differences are

recognized in
Equity
and reclassified

to the income

statement

when UBS

disposes of,

partially or

in its entirety,

the foreign

operation

and UBS no
longer controls

the foreign operation.
Share

capital issued,

share premium

and treasury shares

held are translated

at the historic

average rate, with

the difference
between the historic

average rate and

the spot rate realized

upon repayment of

share capital or

disposal of treasury

shares
reported

as
Share

premium.

Cumulative

amounts

recognized

in
Other

comprehensive

income

in respect

of cash

flow hedges
and financial assets

measured at FVOCI

are translated

at the closing exchange

rate as of the balance

sheet dates, with

any
translation

effects adjusted

through
Retained earnings .
›
Refer to Note 32 for more information
12) UBS Group AG shares held (treasury shares)

UBS Group AG

shares held

by the Group,

including those purchased

as part of

market-making activities,

are presented
in Equity

as
Treasury

shares

at their

acquisition cost

and are

deducted from
Equity

until they

are canceled

or reissued.
The difference between the proceeds

from sales of treasury shares

and their weighted average cost (net of tax, if

any) is
reported as Share premium .
13) Cash and cash equivalents
For the purposes of the statement of cash flows, cash and

cash equivalents consist of balances with an original

maturity
of three months or less including cash, money

market paper and balances with central and other banks.
In certain circumstances

cash and cash

equivalent balances

held by UBS

are not available

for the use

by the

Group, for
example

amounts

placed

at

central

banks

to

meet

local

statutory

minimum

reserve

requirements,

balances

protected
under client asset segregation rules and balances pledged

under the depositor protection schemes.